STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (42,008)	$ (42,882)	$ (223,678)	$ (157,948)
Depreciation	391	29	244	116
Bad debt expense	(1)	(143)	(426)	2,286
Contributed services	6,943	7,353	26,313	28,959
(Incrase) Decrease in accounts receivable	(3,399)	(978)	185	560
(Incrase) Decrease in inventory	1,762	(678)	2,731	6,931
Increase (Decrease) in accounts payable	(6,483)	(8,266)	28,154	12,503
Increase (Decrease) in accrued expenses	6,075	6,881	21,605	16,213
Increase (Decrease) in derivative liability			73,858	46,133
NET CASH USED IN OPERATING ACTIVITIES	(18,295)	(21,262)	(71,014)	(44,247)
Purchase of equipment			(1,400)
NET CASH USED IN INVESTING ACTIVITIES			(1,400)
Proceeds from related party loans payable			5,000	6,000
Payments on related party loans payable	(2,000)		(3,000)	(1,000)
Proceeds from convertible promissory notes	20,000	20,000	70,000	40,000
NET CASH PROVIDED IN FINANCING ACTIVITIES	18,000	20,000	72,000	45,000
NET INCREASE/(DECREASE) IN CASH	(295)	(1,262)	(414)	753
CASH, BEGINNING OF PERIOD debit	1,416	1,830	1,830	1,077
CASH, END OF PERIOD debit	1,121	568	1,416	1,830
Interest paid
Taxes paid
Issued shares of common stock		16,525,000	16,525,000
Settlement of subscriptions payable		$ 33,050	$ 33,050